Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–85.78%(b)(c)
Aerospace & Defense–3.92%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.69%	10/05/2026	EUR	14,104	$ 14,879,010
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.) Incremental Term Loan B-2 (3 mo. Term SOFR + 3.00%)	8.35%	07/02/2029		$2,965	2,980,780
Term Loan (1 mo. Term SOFR + 2.85%)	8.18%	06/07/2028		14,749	14,811,330
Castlelake Aviation Ltd.
Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.08%	10/22/2027		7,935	7,979,048
Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	10/22/2026		6,326	6,347,504
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.83%	08/24/2028		726	733,069
Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.83%	08/24/2028		280	282,653
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	04/30/2028		6,844	6,844,238
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. Term SOFR + 4.25%)	9.66%	07/06/2029		1	1,160
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.86%)	8.19%	09/22/2028		13,048	13,109,734
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	09/22/2028		2,079	2,089,712
Ovation Parent, Inc. (Kaman), Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	04/21/2031		4,339	4,375,818
Peraton Corp., Second Lien Term Loan B-1 (3 mo. Term SOFR + 7.75%)	13.18%	02/01/2029		9,194	9,268,818
Propulsion (BC) Newco LLC (Spain), Term Loan (3 mo. Term SOFR + 3.75%)	9.06%	09/14/2029		7,300	7,368,431
Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 4.25%)	9.56%	03/17/2030		8,942	8,989,205
Spirit AeroSystems, Inc., Term Loan (1 mo. Term SOFR + 4.50%)	9.58%	01/15/2027		1,555	1,565,988
Titan Acquisition Holdings L.P., Term Loan(d)	-	06/14/2030		3,408	3,431,828
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	8.06%	08/24/2028		13,594	13,671,036
Term Loan J (3 mo. Term SOFR + 3.25%)	8.56%	02/28/2031		2,454	2,466,602
Term Loan K (3 mo. Term SOFR + 2.75%)	8.06%	03/22/2030		491	493,475
					121,689,439

Air Transport–2.42%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	10.34%	04/20/2028		24,610	25,605,652
Air Canada (Canada), Term Loan B (3 mo. Term SOFR + 2.50%)	7.83%	03/21/2031		4,158	4,186,188
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.86%)	8.18%	02/15/2028		1,918	1,920,788
Term Loan (6 mo. Term SOFR + 2.50%)	8.77%	06/04/2029		13,972	13,964,683
eTraveli Group Holding AB (Sweden), Term Loan B(d)(e)	-	11/29/2028	EUR	1,578	1,721,069
United AirLines, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	02/22/2031		13,242	13,310,906
WestJet Airlines Ltd. (Canada)
Term Loan (1 mo. Term SOFR + 3.10%)	8.43%	12/11/2026		624	627,468
Term Loan (3 mo. Term SOFR + 3.75%)	9.05%	02/14/2031		13,788	13,878,055
					75,214,809

Automotive–3.57%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.44%	04/06/2028		9,574	9,665,336
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.94%	07/28/2028	GBP	1,188	1,428,663
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	5,046	4,688,011
DexKo Global, Inc.
Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.56%	10/04/2028		4,735	4,750,830
Revolver Loan(e)(f)	0.00%	10/04/2026		4,167	4,137,473
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	12/17/2028		7,694	7,693,367
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	11.33%	08/30/2030		5,048	4,997,497

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)(e)	8.87%	03/30/2027	EUR	2,163	$ 2,334,816
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	10.59%	03/30/2027		$16,837	16,752,888
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	10.59%	03/30/2027		9,793	9,712,739
Second Lien Term Loan (6 mo. Term SOFR + 8.55%)	14.14%	03/30/2028		3,159	3,092,203
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.60%)	9.93%	11/09/2027		9,412	9,447,764
LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.00%)	8.33%	04/23/2031		3,169	3,184,011
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	05/04/2028		11,024	11,107,876
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL) (Canada), First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	05/06/2030		5,955	5,997,301
Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	05/30/2026		3,523	3,542,082
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	01/30/2031		8,227	8,302,406
					110,835,263

Beverage & Tobacco–1.27%
AI Aqua Merger Sub, Inc.
Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	07/31/2028		4,041	4,069,045
Term Loan B (1 mo. Term SOFR + 4.00%)	9.32%	07/31/2028		12,526	12,596,181
City Brewing Co. LLC
First Lien Term Loan (1 mo. Term SOFR + 6.25%)(e)	11.57%	04/05/2028		4,564	4,609,804
Term Loan (3 mo. Term SOFR + 3.50%)(e)	9.09%	04/05/2028		10,734	9,875,230
Term Loan (3 mo. Term SOFR + 5.00%)	10.33%	04/14/2028		10,734	8,318,808
					39,469,068

Building & Development–2.92%
Chariot Buyer LLC
First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.68%	11/03/2028		1,373	1,375,782
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	11/03/2028		5,671	5,703,036
Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.59%	04/01/2028		18,667	13,541,567
Flakt Woods (Fusilli Holdco) (France), Term Loan	8.85%	04/12/2026	EUR	1,719	1,783,616
Gulfside Supply, Inc., Term Loan B(d)(e)	-	05/31/2031		3,410	3,420,348
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.32%	12/22/2028		5,029	5,044,173
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.93%	04/01/2028		8,679	7,769,768
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	10/02/2028		3,942	3,954,637
Janus International Group LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	08/03/2030		1,523	1,532,602
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	10.18%	02/16/2029		12,683	12,227,554
MI Windows and Doors LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	03/28/2031		4,678	4,719,786
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.90%	04/29/2029		9,666	9,692,594
Platea (BC) Bidco AB
Delayed Draw Term Loan B(f)	0.00%	04/02/2031	EUR	198	215,244
Term Loan B(d)	-	04/02/2031	EUR	989	1,076,222
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	03/19/2029		5,496	5,521,295
Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	04/14/2031		8,842	8,885,908
RE/MAX LLC, Term Loan (1 mo. Term SOFR + 2.61%)	7.94%	07/21/2028		419	398,650
TAMKO Building Products LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	09/20/2030		3,682	3,698,768
					90,561,550

Business Equipment & Services–9.65%
Aegion Corp., Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/17/2028		1,040	1,048,979
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan(d)	-	05/12/2028		12,984	12,999,833
Alter Domus (Chrysaor Bidco S.a.r.l.)
Delayed Draw Term Loan(f)	0.00%	05/14/2031		141	141,908
Term Loan B(d)	-	05/14/2031		1,909	1,918,846
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 3.00%)	8.31%	01/31/2031		12,301	12,368,008
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.82%	05/10/2027		9,783	5,135,933

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cimpress USA, Inc.
Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	05/17/2028		$4,855	$ 4,863,764
Term Loan B (1 mo. Term SOFR + 3.61%)	8.93%	05/17/2028		8,816	8,832,469
Cloud Software Group, Inc.
First Lien Term Loan (1 mo. Term SOFR + 4.60%)	9.93%	03/21/2031		3,368	3,390,951
First Lien Term Loan B (1 mo. Term SOFR + 4.00%)	9.91%	03/30/2029		9,032	9,076,758
Constant Contact, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.26%)(e)	9.57%	02/10/2028		1,491	1,441,911
Delayed Draw Term Loan(e)(f)	0.00%	02/10/2028		2,983	2,883,820
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	13.06%	02/12/2029		3,743	3,496,114
Term Loan (3 mo. Term SOFR + 4.26%)	9.56%	02/10/2028		7,036	6,977,320
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	11/02/2029		3,332	3,351,611
CRCI Longhorn Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.92%	08/08/2025		3,430	3,434,079
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.06%	04/09/2027		16,198	16,222,880
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	12.32%	04/07/2028		1,901	1,905,508
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	01/18/2029		14,974	15,041,318
Garda World Security Corp. (Canada), Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	02/01/2029		13,631	13,779,192
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	9.44%	05/12/2028		15,664	15,665,741
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 4.15%)	9.45%	02/16/2028		9,228	9,271,681
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	8.15%	04/01/2028	EUR	8,179	8,645,709
iQor US, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.60%)	12.93%	11/19/2025		15,338	15,318,685
Term Loan (1 mo. Term SOFR + 7.60%) (Acquired 11/19/2020-06/30/2022; Cost $11,271,496)(g)	12.93%	11/19/2024		11,357	11,430,091
Iron Mountain Information Management LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2031		2,954	2,956,794
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	9.60%	09/30/2029	EUR	10,138	9,565,305
Learning Care Group (US) No. 2, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.34%	08/11/2028		2,817	2,836,251
Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.76%)	13.09%	06/30/2028		30,436	30,378,860
OCM System One Buyer CTB LLC
Term Loan (3 mo. Term SOFR + 4.15%)(e)	9.46%	03/02/2028		3,338	3,354,316
Term Loan B (1 mo. Term SOFR + 3.85%)(e)	9.17%	03/02/2028		296	297,886
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.85%)	10.18%	07/27/2027		9,866	6,042,771
Prometric Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	01/31/2028		6,250	6,295,321
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	11/14/2030		789	795,037
Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.85%)	9.19%	08/28/2028		2,703	2,147,892
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.37%)	10.69%	07/14/2028		3,509	2,873,817
Solera (Polaris Newco LLC)
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.59%	06/02/2028		4,929	4,938,279
First Lien Term Loan (1 mo. SONIA + 5.25%)	10.45%	06/02/2028	GBP	1,489	1,824,421
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.59%	03/04/2028		29,862	25,916,033
Tempo Acquisition LLC, Incremental Term Loan(d)	-	08/31/2028		4,088	4,103,753
Verra Mobility Corp., First Lien Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	03/24/2028		6,599	6,658,304
					299,628,149

Cable & Satellite Television–2.57%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	10.33%	10/31/2027		8,367	7,346,004
Term Loan B (3 mo. EURIBOR + 5.00%)	8.91%	10/31/2027	EUR	1,081	1,030,208
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B (1 mo. Term SOFR + 2.61%)	7.94%	09/01/2028		1,104	1,078,498
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.58%	09/18/2030		5,716	5,606,828
CSC Holdings LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	04/15/2027		2,549	2,021,218
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. Term SOFR + 4.00%)	9.58%	08/14/2026		9,359	7,590,514
Term Loan B-11 (3 mo. Term SOFR + 2.75%)	8.34%	07/31/2025		6,087	5,332,458
Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.28%	01/31/2026		17,649	14,880,515
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.41%	08/15/2028	EUR	4,829	3,872,670

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
UPC - LG (Sunrise), Term Loan AX (1 mo. Term SOFR + 2.11%)	8.43%	01/31/2029		$11,254	$ 11,253,708
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. Term SOFR + 2.61%)	7.93%	01/31/2028		8,928	8,703,011
Term Loan Q (1 mo. Term SOFR + 3.36%)	8.68%	01/31/2029		3,195	3,132,341
Term Loan Y (1 mo. Term SOFR + 3.36%)	8.66%	03/31/2031		8,195	7,933,041
					79,781,014

Chemicals & Plastics–8.30%
A&R Logistics Holdings, Inc. (Quantix), Incremental Term Loan (3 mo. Term SOFR + 6.90%)(e)	12.20%	05/03/2025		4,854	4,771,419
A-Gas Finco, Inc., Term Loan (1 mo. Term SOFR + 5.25%)	10.56%	12/14/2029		7,815	7,567,322
AkzoNobel Chemicals
Term Loan B (1 mo. Term SOFR + 3.50%)	8.82%	04/03/2028		6,923	6,992,685
Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	04/03/2028		10,057	10,141,100
Aruba Investments, Inc.
First Lien Term Loan (1 mo. EURIBOR + 4.00%)	7.77%	11/24/2027	EUR	1,000	1,052,227
First Lien Term Loan (1 mo. Term SOFR + 4.10%)	9.43%	11/24/2027		1,823	1,813,816
Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	13.18%	11/24/2028		4,299	4,180,427
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	10.07%	08/27/2026		16,949	16,933,779
Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		6,265	6,300,601
Chemours Co. (The)
Term Loan B-3 (1 mo. EURIBOR + 4.00%)	7.78%	08/18/2028	EUR	2,850	3,110,945
Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.83%	08/18/2028		9,677	9,755,363
Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.35%)	9.68%	10/15/2028		6,406	6,433,621
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	9.58%	11/01/2030		4,676	4,697,826
Discovery Purchaser Corp. (BES), First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.68%	10/04/2029		9,292	9,308,885
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.82%	11/01/2028		10,933	10,605,227
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 5.69% Cash Rate(h)	6.90%	12/31/2027		113	20,033
Term Loan(d)(e)	-	06/30/2026	EUR	15	16,197
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan (3 mo. Term SOFR + 3.75%)	9.46%	05/29/2029		2,450	2,468,757
Gemini HDPE LLC, Term Loan (3 mo. Term SOFR + 3.26%)	8.59%	12/31/2027		7,641	7,685,736
ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (1 mo. Term SOFR + 4.01%)	9.32%	12/29/2027		6,870	5,819,180
INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	07/08/2030		6,418	6,458,999
Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. Term SOFR + 4.35%)	9.68%	04/02/2029		13,463	13,496,472
Term Loan B (1 mo. Term SOFR + 3.85%)	9.18%	03/14/2030		2,598	2,606,035
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.75%)	9.18%	11/08/2027		12,429	12,485,512
Term Loan (1 mo. Term SOFR + 2.50%)	7.93%	11/08/2028		1,047	1,049,236
Term Loan (1 mo. Term SOFR + 3.50%)	8.93%	02/18/2030		5,316	5,340,638
Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/07/2031		9,181	9,240,229
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.94%	12/31/2029		3,238	3,260,956
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 3.25%)	8.91%	10/14/2024		7,943	7,407,099
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	12/14/2027		2,207	2,225,077
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	09/15/2028		6,926	6,980,677
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. Term SOFR + 2.76%)	8.11%	05/03/2028		11,105	9,161,915
Term Loan A (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		1,620	1,705,335
Term Loan B (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		11,921	12,548,751
Tronox Finance LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	04/04/2029		11,816	11,889,272
Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.32%	08/01/2030		13,379	13,553,164

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.75%)(e)	11.17%	12/22/2025		$688	$640,898
Revolver Loan(e)(f)	0.00%	12/22/2025		201	187,474
Term Loan (3 mo. Term SOFR + 6.01%)(e)	11.22%	12/22/2027		7,168	6,673,781
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 4.01%)	9.32%	09/22/2028		11,137	11,192,426
					257,779,092

Clothing & Textiles–0.59%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (d)	-	12/21/2028		15,151	15,262,959
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.51%)	8.84%	04/28/2028		3,028	3,048,612
					18,311,571

Conglomerates–0.31%
APi Group DE, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	7.33%	12/18/2028		9,622	9,663,634

Containers & Glass Products–2.31%
Berlin Packaging LLC
Term Loan B-5 (3 mo. Term SOFR + 3.87%)	9.18%	03/11/2028		4,878	4,892,985
Term Loan B-7(d)	–	05/09/2031		6,221	6,239,138
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	12/14/2028		5,581	5,236,056
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(e)	11.90%	12/31/2024	EUR	1,420	1,571,651
Term Loan (3 mo. EURIBOR + 5.00%)	3.89%	12/31/2029	EUR	14,590	12,596,876
Term Loan (3 mo. EURIBOR + 4.75%)	8.61%	12/31/2029	EUR	12,699	13,482,455
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%)	11.97%	11/22/2027		12,656	12,196,702
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (3 mo. Term SOFR + 4.46%)	9.77%	07/07/2028		3,523	3,452,344
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. Term SOFR + 3.87%)	9.19%	10/04/2028		9,682	6,067,570
Pegasus BidCo B.V. (Netherlands), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	07/12/2029		6,015	6,055,439
					71,791,216

Cosmetics & Toiletries–0.93%
Bausch and Lomb, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	09/14/2028		4,518	4,524,106
Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	05/10/2027		18,651	18,501,075
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.87%	06/29/2028	EUR	5,832	6,007,160
					29,032,341

Ecological Services & Equipment–0.89%
Anticimex Global AB (Sweden), Term Loan B-6 (d)	-	11/16/2028		943	951,971
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	09/18/2030		8,735	8,847,209
Groundworks LLC
Delayed Draw Term Loan(f)	0.00%	03/14/2031		795	798,608
Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/14/2031		152	152,116
Revolver Loan(e)(f)	0.00%	03/14/2029		265	264,214
Term Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/14/2031		5,146	5,165,601
MIP V Waste LLC (GreenWaste), Term Loan (3 mo. Term SOFR + 3.25%)	8.84%	12/07/2028		1,588	1,595,850
Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.85%)	9.18%	03/20/2025		7,465	7,214,835
TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.50%)	14.09%	11/02/2028		3,327	2,628,144
					27,618,548

Electronics & Electrical–7.57%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (1 yr. Term SOFR + 5.60%)	10.40%	02/01/2030		1,427	1,411,438
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.81%	02/24/2031		547	552,407
AppLovin Corp.
Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	10/25/2028		3,306	3,325,789
Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	08/16/2030		1,446	1,452,463
Boxer Parent Co., Inc., Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/29/2028		1,512	1,524,981
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	8.58%	07/06/2029		702	708,874

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
CommerceHub, Inc., Term Loan B (6 mo. Term SOFR + 4.15%)	9.48%	01/01/2028		$1,494	$ 1,377,177
CommScope, Inc., Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	04/06/2026		13,732	12,365,355
Diebold Nixdorf, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	08/11/2028		5,874	6,088,950
E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	02/04/2028		3,310	3,335,531
Epicor Software Corp.
Delayed Draw Term Loan B(f)	0.00%	05/23/2031		419	421,004
Term Loan B(d)	-	06/23/2031		3,567	3,588,247
EverCommerce, Term Loan B (1 mo. Term SOFR + 3.11%)	8.44%	07/06/2028		1,378	1,382,762
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.17%	04/30/2028		16,465	15,525,311
Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.17%	04/30/2028		11,764	7,293,652
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC)
Term Loan B-5 (3 mo. EURIBOR + 4.00%)	7.90%	09/30/2028	EUR	1,123	1,229,227
Term Loan B-5 (1 mo. Term SOFR + 4.25%)	9.56%	09/30/2028		7,889	7,936,432
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.68%	10/17/2028	EUR	1,166	1,271,254
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(e)	11.84%	01/31/2025		1,518	1,517,899
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.34%	03/02/2028		6,849	6,686,578
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	12.59%	03/02/2029		1,609	1,379,344
Informatica Corp., Term Loan (1 mo. Term SOFR + 2.86%)	8.19%	10/27/2028		6,877	6,915,793
ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.75%)	9.05%	07/18/2030		4,539	4,561,555
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(e)	12.07%	08/17/2028	GBP	2,443	3,053,994
Term Loan 2 (3 mo. Term SOFR + 7.00%)(e)	12.33%	08/17/2028		3,246	3,142,199
Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 5.01%)	10.35%	08/18/2028		12,678	9,946,818
McAfee LLC
Term Loan B (1 mo. Term SOFR + 3.75%)	8.58%	03/01/2029		1,576	1,578,988
Term Loan B-1 (1 mo. Term SOFR + 3.75%)	8.58%	03/01/2029		1,348	1,350,536
Mirion Technologies, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	10/20/2028		6,648	6,672,910
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	11.69%	04/30/2026		15,011	13,237,953
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(e)	9.93%	03/03/2028	EUR	5,379	5,474,409
Open Text Corp. (Canada), Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2030		8,204	8,267,918
Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(e)	9.32%	09/28/2024		6,591	6,636,413
Proofpoint, Inc.
Term Loan B (1 mo. Term SOFR + 3.36%)	8.32%	08/31/2028		12,718	12,768,201
Term Loan B (1 mo. Term SOFR + 3.36%)	8.68%	08/31/2028		125	125,366
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%)	9.73%	02/01/2029		21,718	16,240,910
Renaissance Holding Corp., Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	04/05/2030		6,570	6,579,188
Sandvine Corp., Second Lien Term Loan (3 mo. Term SOFR + 8.00%)	13.33%	11/02/2026		1,652	660,807
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	10.31%	05/18/2028		9,538	9,566,496
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.96%	05/18/2026		1,353	1,265,775
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.57%	02/10/2031		7,896	7,964,492
UST Holdings Ltd., Term Loan B (3 mo. Term SOFR + 3.62%)	8.94%	11/20/2028		7,923	7,963,015
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 4.75%)(e)	10.00%	05/31/2029	EUR	13,364	13,572,272
Term Loan B-2 (3 mo. EURIBOR + 6.68%)(e)	11.99%	05/31/2029		7,500	7,072,785
					234,993,468

Financial Intermediaries–2.16%
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.83%	02/14/2031		10,031	10,118,423
Broadstreet Partners, Inc., Term Loan B(d)	-	05/09/2031		10,499	10,556,324
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	04/07/2028		8,896	8,913,488
Second Lien Term Loan (1 mo. Term SOFR + 6.86%)	12.19%	07/20/2026		705	707,917
Term Loan(d)	-	10/20/2028		690	691,835
Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/28/2031		6,619	6,695,756
Grant Thornton Advisors LLC, Term Loan B(d)	-	05/16/2031		7,307	7,364,177

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	09/15/2028		$10,017	$ 9,958,276
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	02/18/2027		7,404	7,127,775
Tricor (Thevelia/Vistra-Virtue)
First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.75%)	9.06%	06/18/2029		1,728	1,741,892
First Lien Term Loan (3 mo. Term SOFR + 4.15%)	9.46%	06/18/2029		3,029	3,053,713
					66,929,576

Food Products–2.62%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/18/2026		992	997,809
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/15/2027	EUR	16,538	16,908,744
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.33%	10/18/2028		3,017	2,624,631
First Lien Term Loan (1 mo. Term SOFR + 5.11%)	10.44%	10/18/2028		19,226	16,783,371
Second Lien Term Loan (1 mo. Term SOFR + 8.00%)(e)	13.44%	10/18/2029		4,194	2,831,036
Mosel Bidco SE (Alphia) (Germany), Term Loan B (3 mo. Term SOFR + 5.00%)	10.31%	10/02/2030		5,660	5,388,116
Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (6 mo. Term SOFR + 2.50%)	7.81%	11/08/2029		6,335	6,360,413
Panzani/Pimente (France), Term Loan(d)(e)	-	12/02/2028	EUR	1,000	1,082,337
Shearer’s Foods LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/12/2031		6,506	6,572,729
Sigma Holdco B.V. (Netherlands), Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.88%	01/02/2028	EUR	17,675	19,233,224
Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)(e)	9.07%	03/01/2029		2,605	2,624,830
					81,407,240

Food Service–0.38%
Areas (Pax Midco Spain)
Revolver Loan(e)(f)	0.00%	01/02/2026	EUR	1,582	1,703,839
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.83%	12/01/2029	EUR	9,335	10,141,544
					11,845,383

Forest Products–0.15%
NewLife Forest Restoration LLC, Term Loan (e)	10.00%	04/10/2029		4,695	4,694,832

Health Care–2.58%
Acacium (Impala Bidco Ltd.) (United Kingdom), Term Loan B (1 mo. SONIA + 5.00%)	10.20%	06/08/2028	GBP	2,000	2,484,789
Ascend Learning LLC, First Lien Term Loan (1 mo. Term SOFR + 3.60%)	8.93%	12/11/2028		12,463	12,472,499
Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (1 mo. Term SOFR + 5.10%)	10.40%	05/08/2028		3,990	4,015,168
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (3 mo. Term SOFR + 4.00%)(e)	9.30%	07/31/2029		2,496	2,521,375
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	1,378	1,659,233
Explorer Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.93%	02/04/2027		10,055	10,113,582
Global Medical Response, Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	9.68%	03/14/2025		1,965	1,940,046
Term Loan (3 mo. Term SOFR + 4.25%)	9.81%	10/02/2025		7,240	7,105,011
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	10/25/2028		340	342,889
ICU Medical, Inc., Term Loan B (1 mo. Term SOFR + 2.65%)	7.95%	01/08/2029		592	594,198
International SOS LP (AEA International), Term Loan (1 mo. Term SOFR + 3.50%)(e)	8.81%	09/07/2028		5,142	5,180,177
MB2 Dental Solutions LLC
Delayed Draw Term Loan(e)(f)	0.00%	02/15/2031		1,645	1,645,172
Delayed Draw Term Loan(e)(f)	0.00%	02/15/2031		987	987,103
Revolver Loan (3 mo. Term SOFR + 5.00%)(e)	10.33%	02/15/2031		46	45,604
Revolver Loan(e)(f)	0.00%	02/15/2031		283	280,140
Term Loan (1 mo. Term SOFR + 6.00%)(e)	11.32%	02/15/2031		4,751	4,703,743
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 4.26%)	9.57%	12/18/2028		9,752	7,806,401
Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	12/17/2029		2,752	1,875,060
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.61%	12/15/2027	EUR	10	11,228
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.62%	12/15/2027	EUR	6	6,486

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	05/14/2031		$9,028	$ 9,112,338
PAREXEL International Corp., First Lien Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	11/15/2028		290	291,851
Sharp Services LLC, Term Loan (3 mo. Term SOFR + 3.75%)(e)	9.05%	12/31/2028		1,362	1,377,650
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	10/30/2024		1,619	1,629,410
Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan(d)	-	03/14/2029	EUR	316	345,124
Women’s Care Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.68%	01/12/2029		1,507	1,267,518
Zelis Cost Management Buyer, Inc., Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.08%	09/28/2029		217	218,529
					80,032,324

Home Furnishings–1.19%
HomeServe USA Holding Corp., Term Loan (1 mo. Term SOFR + 2.50%)	8.32%	10/21/2030		4,673	4,686,043
Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.50%)	9.81%	09/25/2028		6,417	6,432,912
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(e)	12.94%	06/29/2028		757	753,515
Term Loan (3 mo. Term SOFR + 7.61%)	12.92%	06/29/2028		10,673	9,223,298
SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.44%	10/06/2028		9,173	7,701,626
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.36%)	9.68%	10/30/2027		1,850	1,729,778
Term Loan B (1 mo. Term SOFR + 3.36%)	8.69%	10/30/2027		6,830	6,398,626
					36,925,798

Industrial Equipment–4.98%
Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	9.08%	08/18/2030		5,943	6,004,237
Chart Industries, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	03/15/2030		6,838	6,879,028
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	08/16/2029		3,359	3,393,347
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.80%	06/01/2029		8,350	7,583,017
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 4.75%)	10.06%	05/01/2031		6,900	6,942,166
DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.85%)	10.16%	10/11/2030		6,192	6,241,347
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	05/31/2030		9,194	9,263,623
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan(e)(f)	0.00%	06/04/2026		10,250	9,430,000
Term Loan B (3 mo. Term SOFR + 5.26%)	10.57%	02/05/2029		6,978	7,012,484
Madison IAQ LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.07%	06/21/2028		3,884	3,896,629
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		7,059	7,107,407
Robertshaw US Holding Corp.
First Lien Term Loan(e)(i)(j)	0.00%	02/28/2027		7,763	7,569,198
Revolver Loan (Acquired 11/14/2023-11/22/2023; Cost $5,500,083)(e)(g)(i)(j)	0.00%	06/24/2027		5,497	5,496,683
Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $13,803,635)(e)(g)(i)(j)	0.00%	02/28/2027		21,991	12,864,886
Third Lien Term Loan (Acquired 05/09/2023; Cost $1,184,052)(e)(g)(i)(j)	0.00%	02/28/2027		3,508	2,052,295
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.25%)	9.42%	09/26/2025		8,006	8,062,354
Sulo SAS (France), Term Loan B(d)	-	05/21/2031	EUR	1,000	1,090,475
Tank Holding Corp.
Revolver Loan(e)(f)	0.00%	03/31/2028		922	894,838
Term Loan (1 mo. Term SOFR + 5.85%)	11.18%	03/31/2028		13,610	13,508,102
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.79%	04/30/2030		15,912	16,037,383
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 4.01%)	9.34%	11/19/2028		12,782	12,437,024
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)(e)	12.60%	11/19/2029		1,148	981,477
					154,748,000

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–2.07%
Acrisure LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/15/2027		$10,836	$ 10,856,554
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	02/15/2027		4,392	4,404,323
First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.69%	02/15/2027		3,574	3,593,693
First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	11/11/2030		4,685	4,719,751
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.82%	11/06/2030		9,643	9,692,312
AmWINS Group LLC, Term Loan (1 mo. Term SOFR + 2.36%)	7.69%	02/19/2028		1,352	1,356,411
Hub International Ltd., Term Loan B (3 mo. Term SOFR + 3.25%)	8.57%	06/20/2030		4,313	4,346,225
Ryan Specialty Group LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/01/2027		3,408	3,435,263
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/24/2028		902	907,943
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	8.59%	05/06/2031		8,851	8,920,838
USI, Inc.
Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/27/2030		1,930	1,937,489
Term Loan B (3 mo. Term SOFR + 3.00%)	8.30%	11/22/2029		10,020	10,053,591
					64,224,393

Leisure Goods, Activities & Movies–2.74%
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	08/08/2027		107	107,667
Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	10/18/2028		25,406	25,625,758
Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 1.61%)	6.94%	07/31/2028		11,232	11,396,554
Fitness International LLC, Term Loan B (3 mo. Term SOFR + 5.25%)(e)	10.68%	02/05/2029		7,406	7,433,626
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	04/12/2031		2,699	2,718,920
Nord Anglia Education
Term Loan (3 mo. Term SOFR + 4.00%)	9.35%	01/31/2028		5,077	5,122,011
Term Loan B-2 (3 mo. Term SOFR + 3.75%)	9.10%	02/26/2031		4,920	4,972,353
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan (1 mo. EURIBOR + 3.50%)(e)	8.82%	03/16/2026	EUR	2,636	2,843,648
Revolver Loan(e)(f)	0.00%	03/16/2026		5	5,639
Term Loan B-4(d)	-	09/16/2029	EUR	1,811	1,971,728
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.65%	02/27/2027	EUR	12,217	12,175,099
Topgolf Callaway Brands Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	03/15/2030		3,165	3,185,532
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan(d)	-	12/31/2027	EUR	3,394	2,158,881
Term Loan(d)	-	06/30/2027	EUR	980	1,119,649
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-09/22/2022; Cost $1,861,294)(g)	11.90%	06/30/2027	EUR	1,867	2,007,375
Term Loan(d)(e)	-	12/31/2027	EUR	2,077	2,163,282
					85,007,722

Lodging & Casinos–3.40%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	02/02/2026		5,802	5,660,976
First Lien Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	02/02/2026		6,526	6,420,101
B&B Hotels S.A.S. (Casper BidCo) (France), Term Loan B-5 (1 mo. EURIBOR + 4.25%)	8.06%	02/21/2031	EUR	1,344	1,469,191
Caesars Entertainment, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 2.75%)	8.10%	02/06/2030		9,803	9,847,555
Term Loan (3 mo. Term SOFR + 2.75%)	8.10%	02/06/2031		12,491	12,545,936
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	01/27/2029		9,947	9,988,013
GVC Finance LLC (Gibraltar)
Term Loan B (3 mo. Term SOFR + 2.60%)	7.91%	03/29/2027		541	543,335
Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	10/31/2029		3,950	3,968,079
Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.91%	10/31/2029		11,107	11,157,403
HBX Group (United Kingdom)
Term Loan B-3 (6 mo. EURIBOR + 4.50%)	8.34%	09/12/2028	EUR	4,800	5,261,533
Term Loan D-2 (6 mo. EURIBOR + 4.25%)	8.09%	09/21/2027	EUR	8,230	9,009,846
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.83%	08/02/2028		8,404	8,448,495
Light and Wonder International, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.75%)	8.07%	04/14/2029		4,944	4,976,822
Motel One (One Hotels GmbH) (Germany), Term Loan B(d)	-	04/02/2031	EUR	1,962	2,147,467
Penn Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.85%)	8.18%	05/03/2029		7,768	7,794,548

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	8.67%	12/14/2029	$6,268	$ 6,312,165
				105,551,465

Nonferrous Metals & Minerals–0.83%
AZZ, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	05/14/2029	6,630	6,683,917
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	9.57%	07/31/2026	7,737	7,718,303
Form Technologies LLC
First Lien Term Loan (3 mo. Term SOFR + 4.85%)	10.20%	07/19/2025	5,046	4,839,073
First Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.70%	10/22/2025	3,014	2,235,509
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.83%	03/16/2027	853	857,845
U.S. Silica Co., Term Loan B (1 mo. Term SOFR + 4.00%)	9.33%	03/25/2030	3,321	3,344,728
				25,679,375

Oil & Gas–2.02%
GIP Pilot Acquisition Partners L.P. (Global Infrastructure), Term Loan (3 mo. Term SOFR + 2.50%)	7.83%	10/04/2030	4,054	4,080,056
Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.36%)	11.69%	08/25/2026	2,266	2,276,463
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.10%)	8.43%	10/05/2030	4,196	4,224,841
McDermott International Ltd.
LOC(e)(f)	0.00%	12/31/2026	3,888	3,557,380
LOC (3 mo. Term SOFR + 5.01%)(e)	10.31%	12/31/2026	1,354	1,184,736
LOC(f)	0.00%	06/30/2027	15,188	10,099,815
LOC (3 mo. Term SOFR + 4.26%)(e)	9.56%	06/30/2027	5,949	3,123,226
PIK Term Loan, 3.00% PIK Rate, 6.44% Cash Rate(h)	3.00%	12/31/2027	4,738	1,640,423
Term Loan (3 mo. Term SOFR + 7.77%)(e)	13.09%	12/31/2026	4,340	4,339,789
Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	06/30/2027	425	239,267
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	02/28/2030	4,750	4,788,269
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	8.81%	03/26/2031	6,466	6,519,553
Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	8.82%	02/07/2031	5,629	5,676,355
Prairie ECI Acquiror L.P., Term Loan B-2 (1 mo. Term SOFR + 4.75%)	10.08%	08/01/2029	5,438	5,462,156
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.61%)	8.94%	11/17/2028	5,117	5,146,191
WhiteWater Whistler Holdings LLC, Term Loan B-1 (3 mo. Term SOFR + 2.75%)	8.06%	02/15/2030	249	251,160
				62,609,680

Publishing–2.61%
Adtalem Global Education, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	08/12/2028	1,037	1,041,195
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	9.54%	03/22/2031	15,923	16,018,025
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	10/30/2030	4,649	4,633,035
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.10%)(e)	9.41%	12/01/2028	18,051	18,118,153
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (3 mo. Term SOFR + 5.25%)	10.70%	04/09/2029	11,717	11,401,364
Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.85%	04/08/2030	8,093	7,741,770
McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	07/28/2028	17,055	17,121,799
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/03/2028	4,827	4,841,338
				80,916,679

Radio & Television–0.57%
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	05/01/2026	3,221	2,505,224
Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	05/01/2026	11,359	8,980,050
Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.26%)	8.59%	04/01/2028	1,111	805,463
Univision Communications, Inc., Incremental Term Loan B(d)(e)	-	01/23/2029	5,315	5,294,517
				17,585,254

Retailers (except Food & Drug)–1.18%
Action Holding B.V. (Netherlands), Term Loan B-4 (3 mo. Term SOFR + 3.25%)	8.56%	10/28/2030	8,089	8,142,076
Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.86%)	9.19%	03/06/2028	11,278	11,309,222

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.83%	11/08/2027		$11,288	$ 11,357,467
Savers, Inc., Term Loan (3 mo. Term SOFR + 5.50%)	9.05%	04/26/2028		5,912	5,958,501
					36,767,266

Surface Transport–1.83%
Carriage Purchaser, Inc., Term Loan B (1 mo. Term SOFR + 4.36%)	9.69%	09/30/2028		2,688	2,702,816
First Student Bidco, Inc.
Incremental Term Loan B (3 mo. Term SOFR + 4.10%)	9.40%	07/21/2028		12,178	12,218,137
Term Loan B (3 mo. Term SOFR + 3.26%)	8.56%	07/21/2028		8,949	8,979,137
Term Loan C (3 mo. Term SOFR + 3.26%)	8.56%	07/21/2028		2,722	2,730,650
Hertz Corp. (The)
Incremental Term Loan (3 mo. Term SOFR + 3.75%)	9.07%	06/30/2028		4,056	3,738,212
Term Loan B (3 mo. Term SOFR + 3.51%)	8.86%	06/30/2028		3,507	3,230,925
Term Loan C (3 mo. Term SOFR + 3.51%)	8.86%	06/30/2028		679	625,832
Hurtigruten Group A/S (Explorer II AS) (Norway)
Term Loan A(d)	-	02/22/2029	EUR	25,016	5,632,271
Term Loan B-2(d)	-	09/30/2027	EUR	5,447	5,319,304
PODS LLC
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(e)	9.59%	03/31/2028		4,827	4,658,185
Term Loan (1 mo. Term SOFR + 3.26%)	8.59%	03/31/2028		3,317	3,153,333
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (3 mo. Term SOFR + 6.15%)	11.45%	03/24/2028		5,116	3,875,561
					56,864,363

Telecommunications–5.12%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 8.50%)	13.83%	08/01/2028		8,573	7,219,556
Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	8.68%	11/30/2027		7,633	7,389,541
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.30%	12/17/2027		18,743	18,858,474
Crown Subsea Communications Holding, Inc., Term Loan (3 mo. Term SOFR + 4.75%)	10.08%	01/30/2031		13,601	13,754,239
Frontier Communications Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.86%)	9.19%	10/08/2027		38	38,476
Genesys Cloud Services Holdings I LLC
Incremental Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	12/01/2027		2,015	2,035,440
Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		265	267,479
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	07/02/2029		10,430	10,503,216
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	09/27/2029		16,651	15,984,874
Iridium Satellite LLC, Term Loan B-3(d)	-	09/20/2030		1,931	1,937,520
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.47%)	7.79%	04/15/2030		5,666	3,958,870
Term Loan B-2 (1 mo. Term SOFR + 2.47%)	7.79%	04/15/2029		8,666	5,897,448
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.93%	11/30/2025		358	40,029
Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	14.18%	11/30/2026		923	75,037
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.13%	10/18/2027		23,470	4,596,339
Term Loan (3 mo. Term SOFR + 6.54%)	11.87%	10/18/2027		10,149	6,131,607
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.68%	10/18/2027		8,152	889,899
Radiate Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.36%)	8.69%	09/25/2026		10,295	8,157,500
Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 3.01%)	8.36%	12/07/2026		12,567	6,108,214
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	03/02/2029		10,049	9,270,133
Term Loan B (1 mo. Term SOFR + 4.62%)	9.94%	05/30/2030		3,720	3,431,741
Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(e)	8.58%	10/12/2024		5,804	5,825,962
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	09/21/2027		12,468	12,493,610
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.32%)	9.65%	03/09/2027		4,965	4,370,435
Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	03/09/2027		11,073	9,633,601
					158,869,240

Utilities–2.13%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	01/27/2031		4,395	4,422,050

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Covanta Holding Corp.
Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	$765	$ 769,011
Incremental Term Loan C (1 mo. Term SOFR + 2.75%)	8.07%	11/30/2028	4	3,630
Frontera Generation Holdings LLC
First Lien Term Loan (3 mo. Term SOFR + 13.26%)	18.56%	07/28/2026	4,165	5,331,174
Second Lien Term Loan (3 mo. Term SOFR + 1.76%) (Acquired 07/28/2021; Cost $2,406,151)(g)	7.06%	07/28/2028	4,043	3,072,362
Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	08/22/2029	4,702	4,750,680
Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	11/09/2026	8,637	8,674,000
Hamilton Projects Acquiror LLC, Term Loan B(d)	-	05/22/2031	2,507	2,524,357
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.26%)	9.60%	08/14/2026	6,181	6,170,447
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	11.08%	01/29/2027	16,649	16,268,821
Term Loan C (3 mo. Term SOFR + 5.75%)	11.08%	01/29/2027	938	917,117
Talen Energy Supply LLC
Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	05/17/2030	7,279	7,373,054
Term Loan C (3 mo. Term SOFR + 3.50%)	8.83%	05/17/2030	4,609	4,668,807
Vistra Zero Operating Co. LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	04/30/2031	1,216	1,225,736
				66,171,246
Total Variable Rate Senior Loan Interests (Cost $2,754,947,757)				2,663,198,998

			Shares
Common Stocks & Other Equity Interests–5.24%
Automotive–0.01%
Cabonline (Acquired 10/30/2023; Cost $10) (Sweden)(e)(g)			10,623,352	1,015
Cabonline (Sweden)(e)			9,066,619	435
Cabonline (Acquired 10/30/2023; Cost $271,002) (Sweden)(e)(g)			301,850,286	387,210
				388,660

Building & Development–0.00%
Fagus Holdco PLC (Spain)(e)			12,156	0

Business Equipment & Services–1.57%
iQor US, Inc.			451,676	1,058,729
Monitronics International, Inc.			443,661	9,405,613
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $14,582,747)(e)(g)(k)			162,068	38,335,599
				48,799,941

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Germany)(e)(k)			92,542	0

Containers & Glass Products–0.14%
Keter Group B.V. (Netherlands)(e)			1,460,462,130	1,585
Libbey Glass LLC			864,916	4,324,580
				4,326,165

Electronics & Electrical–0.10%
Internap Holding LLC(e)(k)			2,996,076	3,145,880

Forest Products–0.62%
NewLife Forest Restoration LLC(e)(k)			137,762	19,142,048

Home Furnishings–0.09%
Serta Simmons Bedding LLC			347,996	2,653,470

Industrial Equipment–0.05%
North American Lifting Holdings, Inc.(k)			679,193	1,502,714

Leisure Goods, Activities & Movies–0.28%
Crown Finance US, Inc.			488,617	8,672,952

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

			Shares	Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.			3,275	$ 58,131
Vue International Bidco PLC, Class A1 (United Kingdom)(e)			9,989	0
Vue International Bidco PLC, Class A2 (United Kingdom)(e)			4,919,597	6
Vue International Bidco PLC, Class A3 (United Kingdom)(e)			3,062,309	3
Vue International Bidco PLC, Class A4 (United Kingdom)(e)			2,134,862	2
				8,731,094

Nonferrous Metals & Minerals–0.89%
ACNR Holdings, Inc.			335,868	27,709,110

Oil & Gas–1.19%
HGIM Corp.(e)(k)			116,926	3,858,558
McDermott International Ltd.(e)			1,853,702	387,424
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(e)(g)(l)			18,025	2,704
Seadrill Ltd. (Norway)(l)			1	52
Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(e)(g)(k)			2,914,935	3
Talos Energy, Inc.(l)			1,862,161	22,364,553
Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(g)(k)			5,811,199	10,280,011
				36,893,305

Surface Transport–0.26%
Commercial Barge Line Co.(e)			35,397	3,840,574
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(e)			200,230	125,144
Commercial Barge Line Co., Wts., expiring 04/27/2045(e)(k)			37,211	4,037,394
Hurtigruten (Explorer II AS), Wts. (Norway)(e)			1,414,767	1
				8,003,113

Telecommunications–0.04%
Avaya Holdings Corp.			286,347	1,127,635
Avaya, Inc. (Acquired 05/01/2023; Cost $778,995)(g)			51,933	204,512
				1,332,147

Utilities–0.00%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(g)(k)			295,967	92,490
Total Common Stocks & Other Equity Interests (Cost $218,848,539)				162,720,137

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.10%
Aerospace & Defense–0.40%
Castlelake Aviation Finance DAC (m)	5.00%	04/15/2027	$5,800	5,577,819
Rand Parent LLC(m)	8.50%	02/15/2030	7,113	6,959,104
				12,536,923

Automotive–0.20%
Panther Escrow Issuer LLC (m)	7.13%	06/01/2031	6,101	6,156,833
Wand NewCo 3, Inc.(m)	7.63%	01/30/2032	165	169,215
				6,326,048

Building & Development–0.57%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	5.75%	05/15/2026	5,180	5,088,489
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(m)	4.50%	04/01/2027	9,367	8,694,019
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(m)	6.75%	04/01/2032	1,178	1,170,918
Signal Parent, Inc.(m)	6.13%	04/01/2029	3,960	2,620,226
				17,573,652

Business Equipment & Services–0.38%
ADT Security Corp. (The) (m)	4.13%	08/01/2029	4,743	4,311,926
Allied Universal Holdco LLC(m)	7.88%	02/15/2031	4,836	4,825,743

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Boost Newco Borrower LLC(m)	7.50%	01/15/2031		$2,651	$ 2,749,542
					11,887,211

Cable & Satellite Television–0.76%
Altice Financing S.A. (Luxembourg) (m)	5.75%	08/15/2029		1,414	1,052,370
Altice Financing S.A. (Luxembourg)(m)	5.00%	01/15/2028		18,761	14,839,927
Altice France S.A. (France)(m)	5.50%	10/15/2029		6,838	4,600,468
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030		3,741	3,139,223
					23,631,988

Chemicals & Plastics–0.70%
INEOS Finance PLC (Luxembourg) (m)	7.50%	04/15/2029		4,177	4,222,449
INEOS Quattro Finance 2 PLC (United Kingdom)(m)	9.63%	03/15/2029		2,457	2,593,413
SK Invictus Intermediate II S.a.r.l.(m)	5.00%	10/30/2029		14,084	12,512,332
Windsor Holdings III LLC(m)	8.50%	06/15/2030		2,290	2,395,470
					21,723,664

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (m)	7.88%	05/15/2026		250	243,383

Health Care–0.11%
Global Medical Response, Inc. (m)	10.00%	10/31/2028		2,208	2,149,566
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(m)	6.75%	05/15/2034		1,208	1,205,168
					3,354,734

Industrial Equipment–0.17%
Arsenal AIC Parent LLC (m)	8.00%	10/01/2030		612	637,330
Chart Industries, Inc.(m)	7.50%	01/01/2030		669	689,845
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(m)	6.63%	12/15/2030		3,865	3,876,565
					5,203,740

Insurance–0.23%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (m)	7.00%	01/15/2031		4,680	4,695,299
HUB International Ltd.(m)	7.25%	06/15/2030		2,419	2,459,467
					7,154,766

Lodging & Casinos–0.16%
Caesars Entertainment, Inc. (m)	6.50%	02/15/2032		1,317	1,303,141
Caesars Entertainment, Inc.(m)	7.00%	02/15/2030		1,548	1,565,687
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(m)	6.63%	01/15/2032		2,171	2,161,137
					5,029,965

Publishing–0.06%
Clear Channel Outdoor Holdings, Inc. (m)	7.88%	04/01/2030		1,791	1,782,704

Retailers (except Food & Drug)–0.09%
Evergreen Acqco 1 L.P./TVI, Inc. (m)	9.75%	04/26/2028		2,686	2,850,752

Telecommunications–0.26%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (m)	6.75%	10/01/2026		4,556	4,305,471
Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		3,818	3,590,494
					7,895,965
Total U.S. Dollar Denominated Bonds & Notes (Cost $133,545,078)					127,195,495

Non-U.S. Dollar Denominated Bonds & Notes–3.14%(n)
Air Transport–0.04%
SGL (Skill Bidco/SKIBID) (Denmark) (3 mo. EURIBOR + 4.75%)(o)	8.65%	04/22/2030	EUR	1,174	1,293,433

Automotive–0.18%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $784,318)(g)(m)	14.00%	03/19/2026	SEK	9,067	883,060

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $3,724,562)(g)(j)(m)(o)	13.44%	04/19/2026	SEK	35,057	$ 3,073,007
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(m)	14.00%	03/19/2026	SEK	18,133	1,766,121
					5,722,188

Building & Development–0.09%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	8.91%	01/15/2027	EUR	750	819,233
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	8.91%	01/15/2027	EUR	1,500	1,638,466
Fagus Holdco PLC (Spain)(e)	0.00%	09/05/2029	EUR	200	217,522
					2,675,221

Business Equipment & Services–0.06%
Pachelbel Bidco S.p.A. (Italy)(m)	7.13%	05/17/2031	EUR	494	550,956
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(m)(o)	8.07%	05/17/2031	EUR	1,136	1,257,204
					1,808,160

Cable & Satellite Television–0.08%
Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR	3,744	2,483,946

Electronics & Electrical–0.20%
Versuni Group B.V. (Netherlands)(m)	3.13%	06/15/2028	EUR	6,382	6,223,651

Financial Intermediaries–1.62%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(m)(o)	11.34%	07/15/2030	EUR	13,583	8,876,097
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	2,100	1,621,956
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(o)	10.09%	05/01/2026	EUR	9,341	7,154,125
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	4,000	3,089,440
Sherwood Financing PLC (United Kingdom)(m)	4.50%	11/15/2026	EUR	1,391	1,317,335
Sherwood Financing PLC (United Kingdom)(m)	6.00%	11/15/2026	GBP	1,404	1,526,754
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	8.45%	11/15/2027	EUR	9,180	9,078,131
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	8.45%	11/15/2027	EUR	2,500	2,472,258
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	14,141	15,123,856
					50,259,952

Food Products–0.35%
Sigma Holdco B.V. (Netherlands)(m)	5.75%	05/15/2026	EUR	10,302	10,772,970

Industrial Equipment–0.20%
Summer (BC) Holdco A S.a.r.l. (United Kingdom)(m)	9.25%	10/31/2027	EUR	5,703	6,090,012

Leisure Goods, Activities & Movies–0.05%
Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	1,363	1,650,172

Surface Transport–0.27%
Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	9,042	7,885,214
Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	752	655,793
					8,541,007
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $118,953,131)					97,520,712

			Shares
Preferred Stocks–0.91%
Oil & Gas–0.03%
McDermott International Ltd., Pfd.(e)				4,611	922,244
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(e)(g)				11,609,067	68,493
					990,737

Surface Transport–0.88%
Commercial Barge Line Co., Series B, Pfd.(e)				142,554	15,973,176

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

			Shares		Value

Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(e)(k)				100,115	$ 11,217,886

					27,191,062

Total Preferred Stocks (Cost $17,377,252)					28,181,799

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.33%
Structured Products–0.33%
CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. Term SOFR + 7.26%) (m)(o)	12.58%	01/17/2035		$1,250	1,254,600

Empower CLO Ltd., Series 2023-1A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.22%)(m)(o)	13.54%	04/25/2036		3,500	3,615,052

Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(m)(o)	13.58%	07/15/2036		2,000	2,065,182

Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(m)(n)(o)	9.98%	04/15/2035	EUR	979	1,053,116

Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. Term SOFR + 6.21%)(m)(o)	11.54%	10/25/2031		2,200	2,196,924

Total Asset-Backed Securities (Cost $9,903,577)					10,184,874

			Shares
Money Market Funds–2.81%
Invesco Government & Agency Portfolio,Institutional Class, 5.23%(k)(p)				52,316,125	52,316,125

Invesco Treasury Portfolio,Institutional Class, 5.22%(k)(p)				34,875,519	34,875,519

Total Money Market Funds (Cost $87,191,644)					87,191,644

TOTAL INVESTMENTS IN SECURITIES–102.31% (Cost $3,340,766,978)					3,176,193,659

OTHER ASSETS LESS LIABILITIES–(2.31)%					(71,741,239)

NET ASSETS–100.00%					$3,104,452,420

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Restricted security. The aggregate value of these securities at May 31, 2024 was $92,017,917, which represented 2.96% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $31,056,069, which represented 1.00% of the Fund’s Net Assets.

(k)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$63,601,590	$409,065,627	$(420,351,092)	$ -	$-	$ 52,316,125	$1,835,089
Invesco Treasury Portfolio, Institutional Class	41,937,612	272,710,418	(279,772,511)	-	-	34,875,519	1,374,704
Investments in Other Affiliates:
ACNR Holdings, Inc.*	36,213,450	-	(3,434,670)	(35,178,780)	2,400,000	-	-
Commercial Barge Line Co., Wts., expiring 04/27/2045	1,674,495	-	-	2,362,899	-	4,037,394	-
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	5,506,325	-	-	5,711,561	-	11,217,886	125,144
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045**	187,716	187,716	(309,419)	(125,144)	184,275	125,144	-
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	2,568,926	-	(2,732,900)	526,018	(362,044)	-	51,242
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	181,044	51,242	(229,167)	(181,043)	177,924	-	-
Flint Group (ColourOz Inv)*	-	-	-	-	-	-	-
Frontera Generation Holdings LLC	21,458	-	-	71,032	-	92,490	-
Fusion Connect, Inc., Wts., expiring 01/14/2040	10,526	-	-	10,604,492	(10,615,018)	-	-
HGIM Corp.	4,326,262	-	-	(467,704)	-	3,858,558	1,195,568
Internap Holding LLC	3,145,880	-	-	-	-	3,145,880	-
Larchmont Resources LLC	210,484	-	-	2,521,757	(2,732,241)	-	-
My Alarm Center LLC, Class A	39,252,693	-	(7,283,738)	6,366,644	-	38,335,599	-
NewLife Forest Restoration LLC*	-	25,985,557	-	(6,843,509)	-	19,142,048	-
North American Lifting Holdings, Inc.	4,754,351	-	-	(3,251,637)	-	1,502,714	-
QuarterNorth Energy, Inc.	113,489,182	-	(118,802,020)	(69,618,274)	74,931,112	-	-
Southcross Energy Partners L.P., Series A, Pfd.**	103,321	-	-	(34,828)	-	68,493	-
Southcross Energy Partners L.P.	40,808	-	-	(40,805)	-	3	-
Tribune Resources LLC	7,990,399	-	-	2,289,612	-	10,280,011	2,382,592
Total	$325,216,522	$708,000,560	$(832,915,517)	$(85,287,709)	$63,984,008	$178,997,864	$6,964,339

*	As of August 31, 2023, this security was not considered as an affiliate of the Fund.
**	At May 31, 2024, this security was no longer an affiliate of the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

(l)	Non-income producing security.
(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $233,390,126, which represented 7.52% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

07/31/2024	Bank of New York Mellon (The)	EUR	81,935,729	USD	89,307,568	$ 174,426

06/28/2024	Barclays Bank PLC	USD	42,500	GBP	33,428	100

06/28/2024	BNP Paribas S.A.	USD	23,506,147	EUR	22,000,000	389,899

06/28/2024	BNP Paribas S.A.	USD	6,009,906	SEK	64,148,283	92,782

06/28/2024	Canadian Imperial Bank of Commerce	USD	14,652,930	GBP	11,530,593	41,687

07/31/2024	Goldman Sachs International	EUR	81,935,729	USD	89,299,702	166,560

06/28/2024	Morgan Stanley and Co. International PLC	USD	14,356,120	GBP	11,295,274	38,606

06/28/2024	Morgan Stanley and Co. International PLC	USD	199,751	SEK	2,154,964	5,260

07/31/2024	Morgan Stanley and Co. International PLC	EUR	80,712,808	USD	87,853,954	51,156

06/28/2024	Royal Bank of Canada	USD	14,174,053	GBP	11,150,636	36,346

07/31/2024	Royal Bank of Canada	EUR	2,067,253	USD	2,253,860	5,015

Subtotal–Appreciation						1,001,837

Currency Risk

06/28/2024	Bank of New York Mellon (The)	USD	89,170,654	EUR	81,935,729	(173,384)

06/28/2024	BNP Paribas S.A.	EUR	88,300,729	USD	94,471,537	(1,439,294)

06/28/2024	BNP Paribas S.A.	GBP	11,090,927	USD	13,818,219	(316,086)

07/31/2024	BNP Paribas S.A.	SEK	64,568,126	USD	6,059,278	(93,514)

06/28/2024	Canadian Imperial Bank of Commerce	GBP	11,258,971	USD	14,006,972	(341,489)

07/31/2024	Canadian Imperial Bank of Commerce	GBP	11,530,593	USD	14,656,607	(40,413)

06/28/2024	Goldman Sachs International	USD	89,162,460	EUR	81,935,729	(165,190)

06/28/2024	Morgan Stanley and Co. International PLC	EUR	89,982,807	USD	96,324,663	(1,413,214)

06/28/2024	Morgan Stanley and Co. International PLC	SEK	653,018	USD	60,490	(1,634)

06/28/2024	Morgan Stanley and Co. International PLC	USD	87,718,679	EUR	80,712,807	(49,726)

07/31/2024	Morgan Stanley and Co. International PLC	GBP	11,295,274	USD	14,359,741	(37,340)

06/28/2024	Royal Bank of Canada	GBP	11,660,033	USD	14,537,707	(321,869)

07/31/2024	Royal Bank of Canada	GBP	11,150,636	USD	14,177,610	(35,113)

06/28/2024	State Street Bank & Trust Co.	EUR	88,300,729	USD	94,321,514	(1,589,317)

06/28/2024	State Street Bank & Trust Co.	SEK	65,650,228	USD	5,991,632	(253,942)

Subtotal–Depreciation						(6,271,525)

Total Forward Foreign Currency Contracts						$(5,269,688)

Abbreviations:

EUR	- Euro
GBP	- British Pound Sterling
SEK	- Swedish Krona
USD	- U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,443,633,216	$219,565,782	$2,663,198,998

Common Stocks & Other Equity Interests	22,364,605	67,089,947	73,265,585	162,720,137

U.S. Dollar Denominated Bonds & Notes	–	127,195,495	–	127,195,495

Non-U.S. Dollar Denominated Bonds & Notes	–	97,303,190	217,522	97,520,712

Preferred Stocks	–	–	28,181,799	28,181,799

Asset-Backed Securities	–	10,184,874	–	10,184,874

Money Market Funds	87,191,644	–	–	87,191,644

Total Investments in Securities	109,556,249	2,745,406,722	321,230,688	3,176,193,659

Other Investments - Assets

Forward Foreign Currency Contracts	–	1,001,837	–	1,001,837

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(6,271,525)	–	(6,271,525)

Total Other Investments	–	(5,269,688)	–	(5,269,688)

Total Investments	$109,556,249	$2,740,137,034	$321,230,688	$3,170,923,971

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2024:

	Value 08/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/24

Variable Rate Senior Loan Interests	$195,453,168	$113,949,059	$(82,460,914)	$2,876,527	$(2,635,604)	$ (7,138,333)	$49,559,928	$(50,038,049)	$219,565,782

Common Stocks & Other Equity Interests	174,610,960	29,228,435	(130,061,384)	–	61,891,803	(52,785,959)	1,715,304	(11,333,574)	73,265,585

Preferred Stocks	2,839,826	–	–	–	–	11,995,178	13,346,795	–	28,181,799

Non-U.S. Dollar Denominated Bonds & Notes	416,703	–	(440,444)	14,910	(13,079)	239,432	–	–	217,522

Total	$373,320,657	$143,177,494	$(212,962,742)	$2,891,437	$59,243,120	$(47,689,682)	$64,622,027	$(61,371,623)	$321,230,688

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

My Alarm Center LLC, Class A	$38,335,599	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Floating Rate Fund